Vessels, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	350,393,448	(124,042,367)	226,351,081
Acquisitions and improvements	39,004,423	—	39,004,423
Impairment loss (Note 1)	(10,894,124)	1,898,101	(8,996,023)
Disposal	(57,938,600)	26,555,487	(31,383,113)
Spin-off of drybulk carriers (Note 1)	(28,500,000)	—	(28,500,000)
Depreciation for the year	—	(15,629,116)	(15,629,116)

Balance as at December 31, 2023	292,065,147	(111,217,895)	180,847,252
Acquisitions and improvements	87,117,946	—	87,117,946
Disposal	(43,043,220)	299,940	(42,743,280)
Depreciation for the year	—	(16,991,900)	(16,991,900)

Balance as at December 31, 2024	336,139,873	(127,909,855)	208,230,018
The additions during the year ended December 31, 2023 mainly relate to the acquisition of the vessels “Glorieuse” and “Eco Wildfire” (Note 3).
The disposal during the year ended December 31, 2023 relates to the sale of vessel “Stealth Berana” (Note 3).
The additions during the year ended December 31, 2024 mainly relate to the acquisition of the vessels “Aquadisiac”, “Gstaad Grace II” and “Neptulus” (Note 3).
The disposal during the year ended December 31, 2024 relates to the sale of the vessel “Gstaad Grace II” to an unaffiliated third party. On April 17, 2024, the Company entered into a memorandum of agreement for the disposal of the vessel “Gstaad Grace II” to an unaffiliated third party for an aggregate consideration of $42,000,000. The vessel was delivered to her new owners on April 26, 2024. The Company realized an aggregate loss from the sale of this vessel of $1,589,702 which is included in the Company’s consolidated statement of comprehensive income under the caption “Net loss on sale of vessel” for the year ended December 31, 2024.

As of December 31, 2023, and December 31, 2024, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As the undiscounted net operating cash flows, for the four vessels whose fair value was below their carrying value, as of December 31, 2023, exceeded each vessel’s carrying value, no impairment was recorded. An impairment loss amounting to $8,996,023 was identified and recorded for the year ended December 31, 2023 related to the
Spin-off
(Note 1). As the undiscounted net operating cash flows, for the four vessels whose fair value was below their carrying value, as of December 31, 2024, exceeded each vessel’s carrying value, no impairment was recorded for the year
ended December 31, 2024.